Net defined benefit assets (liability) - Summary of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	$ 2,860	$ 3,272	$ 2,393
Interest cost on net benefit obligation	250	249	(25)
Past service cost	16	191	457
Curtailment / Settlement			(2,026)
Net periodic benefit cost (income)	3,126	3,712	799
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	2,860	3,272	2,393
Interest cost on net benefit obligation	972	721	706
Past service cost	16	191	457
Curtailment / Settlement		(2,026)
Net periodic benefit cost (income)	3,848	4,184	1,530
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	0	0	0
Interest cost on net benefit obligation	(722)	(472)	(731)
Past service cost	0	0	0
Curtailment / Settlement		0
Net periodic benefit cost (income)	$ (722)	$ (472)	$ (731)